8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 1
September 30, 2013	$ 2,552,000
September 30, 2014	1,800,000
September 30, 2015	598,000
PNC Term Loan Payable	4,950,000	2,000,000
Less: Current portion	(2,552,000)
Long-term portion	$ 2,398,000